Nature of Organization and Summary of Significant Accounting Policies - Schedule of Property and Equipment Estimated Useful Life (Details) (10-K)	12 Months Ended
Dec. 31, 2020
Equipment [Member]
Property and equipment estimated useful life	5 years
Automobiles [Member]
Property and equipment estimated useful life	5 years